Investments Accounted For Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 2,747	$ 1,770
Loss on investments accounted using equity method	2,452	3,310
Dividends Declared	(2,020)	(1,641)
Foreign Currency Translation	(1,223)	(484)
Argentine hyperinflationary economy	640
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	2,596	2,955
Negative equity provision		(208)
Investments accounted for using Equity Method, Ending balance	$ 2,596	$ 2,747
Yacylec S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	22.22%	22.22%
Investments accounted for using Equity Method, Beginning balance	$ 1,221
Loss on investments accounted using equity method	441	$ 1,606
Dividends Declared	(1,145)
Foreign Currency Translation	39	(177)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	556	1,429
Negative equity provision		(208)
Investments accounted for using Equity Method, Ending balance	$ 556	$ 1,221
Sacme S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 14	$ 17
Loss on investments accounted using equity method	(160)
Foreign Currency Translation	(258)	(3)
Argentine hyperinflationary economy	640
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	236	14
Investments accounted for using Equity Method, Ending balance	$ 236	$ 14
Central Termica Manuel Belgrano [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.60%	25.60%
Investments accounted for using Equity Method, Beginning balance	$ 830	$ 971
Loss on investments accounted using equity method	1,027	1,101
Dividends Declared	(453)	(1,076)
Foreign Currency Translation	(536)	(166)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	868	830
Investments accounted for using Equity Method, Ending balance	$ 868	$ 830
Central Termica San Martin [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.60%	25.60%
Investments accounted for using Equity Method, Beginning balance	$ 671	$ 769
Loss on investments accounted using equity method	1,144	603
Dividends Declared	(422)	(565)
Foreign Currency Translation	(462)	(136)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	931	671
Investments accounted for using Equity Method, Ending balance	$ 931	$ 671
Central Vuelta Obligado S.A. [Member] | Argentina
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	40.90%	40.90%
Investments accounted for using Equity Method, Beginning balance	$ 11	$ 13
Foreign Currency Translation	(6)	(2)
Investments accounted for using Equity Method, Ending balance before negative provision and transfer	5	11
Investments accounted for using Equity Method, Ending balance	$ 5	$ 11